Other disclosures (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of credit risk exposure [line items]
Summary of fair values of financial assets and liabilities

	Millions of euros
	06-30-19			12-31-18
	Published price			Published price
	quotations in active			quotations in
	markets	Internal models		active markets	Internal models
	(Level 1)	(Levels 2 and 3)	Total	(Level 1)	(Levels 2 and 3)	Total

Financial assets held for trading	44,404	58,170	102,574	37,108	55,771	92,879
Non-trading financial assets mandatorily at fair value through profit or loss	1,695	3,698	5,393	1,835	8,895	10,730
Financial assets at fair value through profit and loss	2,739	70,681	73,420	3,102	54,358	57,460
Financial assets at fair value through other comprehensive income	98,629	19,433	118,062	103,590	17,501	121,091
Hedging derivatives (assets)	—	8,451	8,451	—	8,607	8,607
Financial liabilities held for trading	16,861	57,326	74,187	16,104	54,239	70,343
Financial liabilities designated at fair value through profit or loss	1,350	58,887	60,237	987	67,071	68,058
Hedging derivatives (liabilities)	5	7,262	7,267	5	6,358	6,363
Liabilities under insurance contracts	—	731	731	—	765	765

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)

	Millions of euros		Millions of euros
	Fair values calculated using		Fair values calculated using
	internal models at		internal models at
	06-30-19 (*)		12-31-18 (*)
	Level 2	Level 3	Level 2	Level 3	Valuation techniques	Main inputs
ASSETS	153,100	7,333	140,659	4,473
Financial assets held for trading	57,567	603	55,033	738
Customers (**)	300	—	205	—	Present value method	Yield curves, FX market prices
Debt instruments and equity instruments	990	74	314	153	Present value method	Yield curves, HPI, FX market prices
Derivatives	56,277	529	54,514	585
Swaps	47,337	191	44,423	185	Present value method, Gaussian Copula (***)	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	388	3	617	2	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	3,679	190	3,778	149	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate futures	11	—	—	—	Present value method	Yield curves, FX market prices
Index and securities options	1,376	113	1,118	198	Black-Scholes Model	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	3,486	32	4,578	51	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Correlation, Liquidity, Others
Hedging derivatives	8,443	8	8,586	21
Swaps	7,906	—	7,704	21	Present value method	FX market prices, Yield curves, Basis
Interest rate options	17	8	20	—	Black's Model	FX market prices, Yield curves, Volatility surfaces
Other	520	—	862	—	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	1,747	1,951	7,492	1,403
Equity instruments	1,083	612	985	462	Present value method	Market price, Interest rates curves, Dividends and Others
Debt instruments	653	953	5,085	481	Present value method	Interest rates curves
Loans and receivables (**)	11	386	1,422	460	Present value method, swap asset model & CDS	Interest rates curves and Credit curves
Financial assets designated at fair value through profit or loss	69,664	1,017	53,482	876
Central banks	7,105	—	9,226	—	Present value method	Interest rates curves, FX market prices
Credit institutions	39,760	50	22,897	201	Present value method	Interest rates curves, FX market prices
Customers (****)	22,599	411	21,355	560	Present value method	Interest rates curves, FX market prices, HPI
Debt instruments	200	556	4	115	Present value method	Interest rates curves, FX market prices
Financial assets at fair value through other comprehensive income	15,679	3,754	16,066	1,435
Equity instruments	122	346	455	581	Present value method	Market price, Interest rates curves, Dividends and Others
Debt instruments	15,391	192	14,699	165	Present value method	Interest rates curves, FX market prices
Loans and receivables	166	3,216	912	689	Present value method	Interest rates curves, FX market prices and Credit curves and Liquidity.
LIABILITIES	123,600	606	127,991	442
Financial liabilities held for trading	57,069	257	53,950	289
Derivatives	57,024	257	53,950	289
Swaps	47,255	110	43,489	111	Present value method, Gaussian Copula (***)	Yield curves, FX market prices, Basis, Liquidity, HPI
Exchange rate options	464	—	610	7	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	4,709	32	4,411	26	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Index and securities options	1,365	105	1,233	143	Black-Scholes Model	Yield curves, FX market prices
Interest rate and equity futures	25	—	7	—	Black's Model	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	3,206	10	4,200	2	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Short positions	45	—	—	—	Present value method	Yield curves ,FX & EQ market prices, Equity
Hedging derivatives	7,260	2	6,352	6
Swaps	6,513	—	5,868	6	Present value method	Yield curves ,FX & EQ market prices, Basis
Interest rate options	8	2	158	—	Black's Model	Yield curves , Volatility surfaces, FX market prices, Liquidity
Other	739	—	326	—	Present value method, Advanced stochastic volatility models and other	Yield curves , Volatility surfaces, FX market prices, Liquidity, Other
Financial liabilities designated at fair value through profit or loss	58,540	347	66,924	147	Present value method	Yield curves, FX market prices
Liabilities under insurance contracts	731	—	765	—

(*)       The internal models of Level 2 implement figures based on the parameters observed in the market, while Level 3 internal models uses significant inputs that are not observable in market data.

(**)     Includes mainly short-term loans and reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).

(***)   Includes credit risk derivatives with a negative net fair value of EUR 2 million recognised in the interim condensed consolidated balance sheet (December 31, 2018: net fair value of EUR 0 million ). These assets and liabilities are measured using the Standard Gaussian Copula Model.

(****) Includes residential mortgages to financial institutions in the United Kingdom (which are regulated and partly financed by the Government). The fair value of these loans has been obtained using observable market variables, including current market transactions of similar amount and guarantees provided by the UK Housing Association. Given that the Government is involved in these entities, credit risk spreads have remained stable and homogeneous in this sector. The results arising from the valuation model are contrasted against current market transactions.

Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation

					Impacts (in millions of euros)
Portfolio/Instrument				Weighted	Unfavorable	Favorable
(Level 3)	Valuation technique	Main unobservable inputs	Range	average	scenario	scenario
Financial assets held for trading
Trading derivatives	Present Value Method	Curves on TAB indices (*)	(a)	(a)	(0.3)	0.3
		Long-term rates MXN	(a)	(a)	—	—
	Present Value Method, Modified Black-Scholes Model	HPI forward growth rate	0%-5%	2.53%	(4.4)	4.3
		HPI spot rate	n/a	795.75 (**)	(9.8)	9.8
	Interest curves, Price market FX	CPR	n/a	n/a	(163.2)	84.4
Quanto options (c)	Local term volatility and reference strike under the partial differential equation method	Non-existent market volatility, a proxy is used	Beta vs Volatility Surface STOXX50E 69%-62%	Beta 65%	—	—
Financial assets at fair value through other comprehensive income
Debt instruments and equity holdings	Present Value Method, others	Contingencies for litigations	0%-100%	22%	(27.2)	7.7
	Present Value Method, others	Late payment and prepayment rate capital cost long-term profit growth rate	(a)	(a)	(6.6)	6.6
	Present Value Method, others	Interest curves, price market FX and credit curves	(a)	(a)	1.8	(1.8)
	Local Volatility	Long term volatility	n/a	34.0%	244.9	(313.8)
Non-trading financial assets mandatorily at fair value through profit or loss
Credit to customers	Weighted average by probability (according to forecast mortality rates) of European HPI options, using the Black-Scholes model	HPI forward growth rate	0%-5%	2.66%	(5.9)	5.2
Debt instruments and equity instruments		HPI spot rate	n/a	788.41 (**)	(10.7)	10.7
	TD Black	Spain Volatility	n/a	4.7%	2.2	(11.5)
	Asset Swap Model & CDS	Interest and credit curve models	n/a	7.7%	(19.8)	4.4
	Cvx. Adj (SLN)	Long term volatility	n/a	8.0%	(121.2)	105.1
Financial liabilities held for trading
Trading derivatives	Present Value Method, Modified Black-Scholes Model	HPI forward growth rate	0%-5%	2.41%	(7.8)	7.3
		HPI spot rate	n/a	776.48 (**)	(4.3)	5.0
		Curves on TAB indices (*)	(a)	(a)	—	—
	Discounted flows denominated in different currencies	Long term rate MXN	Bid Offer Spread IRS TIIE 2bp - 6bp X-CCY USD/MXN 3bp - 10bp Swaps UDI/MXN 5bp - 10bp	IRS TIIE 3bp X-CCY MXN/USD 4bp Swaps UDI/MXN 10bp	(0.481)	0.480
Hedging Derivatives (Liabilities)	Advances models of local volatility and stochastic	Correlation between prices and shares	55%-75%	65%	Not applicable	Not applicable
	Advanced multi-factor interest rate models	Reversion to average interest rate	0.0001-0.03	0.01 (***)	—	—
Financial liabilities designated at fair value through profit or loss	—	—	—	—	(b)	(b)

(*)      TAB: “Tasa Activa Bancaria” (Active Bank Rate). Average deposit interest rates (over 30, 90, 180 and 360 days) published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (Unidad de Fomento - UF).

(**)    There are national and regional HPI indices. The HPI spot value is the weighted average of the indices that correspond to the positions of each portfolio. The impact reported is a change of 10%.

(***)   Theoretical average value of the parameter. The change arising on a favourable scenario is from 0.0001 to 0.03. An unfavourable scenario is not considered as there is insufficient margin for an adverse change from the current parameter level.

(a)       The exercise was conducted for the unobservable inputs described in the “main unobservable inputs” column under probable scenarios. The range and weighted average value used are not shown because the aforementioned exercise was conducted jointly for various inputs or variants thereof (e.g. the TAB input comprises vector-time curves, for which there are also nominal yield curves and inflation-indexed yield curves), and it was not possible to break down the results separately by type of input. In the case of the TAB curve the gain or loss is reported for changes of +/-100 b.p. for the total sensitivity to this index in CLP and CLF. The same is applicable to the MXN interest rates.

(b)       The Group calculates the potential impact on the measurement of each instrument on a joint basis, regardless of whether the individual value is positive (assets) or negative (liabilities), and discloses the joint effect associated with the related instruments classified on the asset side of the consolidated balance sheet.

(c)       No impacts have arisen in Quanto options as the exposure is back to back completely covered.

Schedule of changes in financial instruments classified as Level 3

	01-01-19	Changes						06-30-19
	Fair value			Changes in	Changes in			Fair value
	calculated using			fair value	fair value			calculated using
	internal models	Purchases/	Sales/	recognized in	recognized	Level		internal models
Millions of euros	(Level 3)	Issuances	Settlements	profit or loss	in equity	reclassifications	Other	(Level 3)

Financial assets held for trading	738	58	(46)	45	—	(200)	8	603
Debt instruments	153	13	(24)	(2)	—	(69)	3	74
Trading derivatives	585	45	(22)	47	—	(131)	5	529
Swaps	185	1	(8)	15	—	(3)	1	191
Exchange rate options	2	—	—	1	—	—	—	3
Interest rate options	149	—	—	10	—	31	—	190
Index and securities options	198	33	(11)	21	—	(132)	4	113
Other	51	11	(3)	—	—	(27)	—	32
Hedging derivatives (Assets)	21	8	—	—	—	(21)	—	8
Swaps	21	—	—	—	—	(21)	—	—
Interest rate options	—	8	—	—	—	—	—	8
Trading financial assets at fair value through profit or loss	876	—	(1)	1	—	176	(35)	1,017
Credit institutions	201	—	—	—	—	(151)	-	50
Loans and advances to customers	560	—	(1)	—	—	(112)	(36)	411
Debt instruments	115	—	—	1	—	439	1	556
Non-trading financial assets mandatorily at fair value through profit or loss	1,403	674	(187)	70	—	(7)	(2)	1,951
Loans and advances to customers	460	67	(176)	19	—	—	16	386
Debt instruments	481	493	(2)	3	—	(8)	(14)	953
Equity instruments	462	114	(9)	48	—	1	(4)	612
Financial assets at fair value through other comprehensive income	1,435	3,268	(502)	—	(209)	(316)	78	3,754
TOTAL ASSETS	4,473	4,008	(736)	116	(209)	(368)	49	7,333

Financial liabilities held for trading	289	42	(2)	42	—	(120)	6	257
Trading derivatives	289	42	(2)	42	—	(120)	6	257
Swaps	111	2	—	4	—	(6)	(1)	110
Exchange rate options	7	—	—	—	—	(7)	—	—
Interest rate options	26	—	—	3	—	—	3	32
Index and securities options	143	40	(2)	34	—	(113)	3	105
Others	2	—	—	1	—	6	1	10
Hedging derivatives (Liabilities)	6	2	—	—	—	(6)	—	2
Swaps	6	—	—	—	—	(6)	—	—
Interest rate options	—	2	—	—	—	—	—	2
Financial liabilities designated at fair value through profit or loss	147	291	(2)	6	—	(93)	(2)	347
TOTAL LIABILITIES	442	335	(4)	48	—	(219)	4	606

Schedule of sovereign risk

Sovereign risk by country of issuer/borrower at June 30, 2019 (*)
	Millions of euros
	Debt instruments							MtM Derivatives (****)
	Financial
	assets held for
	trading and			Non-trading
	Financial		Financial	financial
	assets		assets at fair	assets
	designated at		value through	mandatorily	Financial	Loans and
	fair value		other	at fair value	assets at	advances to	Total net
	through profit	Short	comprehensive	through	amortised	customers	direct	Other than
	or loss	positions	income	profit or loss	cost	(**)	exposure	CDSs	CDSs
Spain	6,084	(1,710)	16,379	—	7,249	13,932	41,934	522	—
Portugal	365	(759)	5,633	—	564	3,686	9,489	—	—
Italy	1,151	(159)	3,188	—	387	62	4,629	3	(3)
Ireland	—	—	—	—	—	—	—	(1)	—

(*)          Information prepared under EBA standards. Also, there are government debt instruments on insurance companies balance sheets amounting to EUR 15,005 million (of which EUR 13,131 million, EUR 1,406 million, EUR 466 million and EUR 2 million relate to Spain, Portugal, Italy and Ireland, respectively) and off-balance-sheet exposure other than derivatives – contingent liabilities and commitments– amounting to EUR 5,012 million (of which EUR 4,423 million, EUR 297 million and EUR 292 million to Spain, Portugal and Italy, respectively).

(**)       Presented without taking into account the valuation adjustments recognised (EUR 22 million).

(***)     "Other than CDSs" refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Sovereign risk by country of issuer/borrower at December 31, 2018 (*)
	Millions of euros
	Debt instruments							MtM Derivatives (***)
	Financial
	assets held for
	trading and			Non-trading
	Financial		Financial	financial
	assets		assets at fair	assets
	designated at		value through	mandatorily	Financial	Loans and
	fair value		other	at fair value	assets at	advances to	Total net
	through profit	Short	comprehensive	through	amortised	customers	direct	Other than
	or loss	positions	income	profit or loss	cost	(**)	exposure	CDSs	CDSs
Spain	3,601	(2,458)	27,078	—	7,804	13,615	49,640	407	—
Portugal	72	(115)	4,794	—	277	3,725	8,753	—	—
Italy	477	(681)	—	—	385	80	261	87	—
Ireland	—	—	—	—	—	—	—	2	—

(*)       Information prepared under EBA standards. Also, there are government debt instruments on insurance companies balance sheets amounting to EUR 13,364 million (of which EUR 11,529 million, EUR 1,415 million, EUR 418 million and EUR 2 million relate to Spain, Portugal, Italy and Ireland, respectively) and off-balance-sheet exposure different to derivatives –contingent liabilities and commitments– amounting to EUR 5,622 million (EUR 4,870 million, EUR 366 million and EUR 386 million to Spain, Portugal and Italy, respectively).

(**)     Presented without taking into account the valuation adjustments recognised (EUR 34 million)

(***)  "Other than CDSs" refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Schedule of other counterparties risk

Exposure to other counterparties by country of issuer/borrower at June 30, 2019 (*)
	Millions of euros
			Debt instruments						Derivatives (***)
			Financial assets	Financial assets at
			held for trading and	fair value through	Non-trading financial		Loans and
	Balances	Reverse	Financial assets	other	assets mandatorily at fair	Financial assets	advances to	Total net
	with central	repurchase	designated at	comprehensive	value through profit or	at amortised	customers	direct	Other than
	banks	agreements	FVTPL	income	loss	cost	(**)	exposure	CDSs	CDSs
Spain	28,154	7,433	614	1,236	322	4,355	196,633	238,747	3,674	2
Portugal	2,179	205	31	38	—	3,561	33,946	39,960	1,084	—
Italy	361	3,618	328	578	—	148	11,016	16,049	740	—
Greece	—	—	—	—	—	—	71	71	33	—
Ireland	—	—	30	1,398	—	21	8,564	10,013	245	—

(*)          Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 85,514 million, EUR 7,951 million, EUR 3,842 million, EUR 200 million and EUR 801 million to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.

(**)        Presented without taking into account valuation adjustments or impairment corrections (EUR 8,304 million).

(***)    “Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Exposure to other counterparties by country of issuer/borrower at December 31, 2018 (*)
	Millions of euros
			Debt instruments						Derivatives (***)
			Financial assets	Financial assets at
			held for trading and	fair value through	Non-trading financial		Loans and
	Balances	Reverse	Financial assets	other	assets mandatorily at fair	Financial assets	advances to	Total net
	with central	repurchase	designated at	comprehensive	value through profit or	at amortised	customers	direct	Other than
	banks	agreements	FVTPL	income	loss	cost	(**)	exposure	CDSs	CDSs
Spain	42,655	8,117	412	1,760	320	2,662	202,149	258,075	3,880	(6)
Portugal	1,369	—	11	90	—	3,821	33,596	38,887	1,132	—
Italy	51	6,296	84	635	—	—	10,830	17,896	253	—
Greece	—	—	—	—	—	—	80	80	28	—
Ireland	—	—	21	1,093	16	25	10,633	11,788	127	—

(*)       Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 76,691 million, EUR 8,158 million, EUR 5,193 million, EUR 200 million and EUR 850 million to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.

(**)     They are presented without taking into account valuation adjustments or impairment corrections (EUR 9,385 million).

(***)  “Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Schedule of credit default swaps

06-30-19
Millions of euros
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	216	380	(164)	(2)	4	2
Portugal	Sovereign	26	26	—	—	—	—
	Other	—	—	—	—	—	—
Italy	Sovereign	312	9	303	(3)	—	(3)
	Other	60	153	(93)	(4)	4	—

12-31-18
Millions of euros
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	151	382	(231)	(2)	(4)	(6)
Portugal	Sovereign	26	26	—	—	—	—
	Other	—	—	—	—	—	—
Italy	Sovereign	—	265	(265)	—	—	—
	Other	205	75	130	(5)	5	—

Schedule of regulatory capital

	06-30-2019	12-31-2018
Capital coefficients
Level 1 ordinary eligible capital (millions of euros)	68,406	67,962
Level 1 additional eligible capital (millions of euros)	9,509	9,754
Level 2 eligible capital (millions of euros)	11,867	11,009
Risk-weighted assets (millions of euros)	605,470	592,319
Level 1 ordinary capital coefficient (CET 1)	11.30%	11.47%
Level 1 additional capital coefficient (AT1)	1.57%	1.65%
Level 1 capital coefficient (TIER1)	12.87%	13.12%
Level 2 capital coefficient (TIER 2)	1.96%	1.86%
Total capital coefficient	14.83%	14.98%

Schedule of leverage capital and ratios

	06-30-2019	12-31-2018
Leverage
Tier 1 capital (Millions of euros)	77,915	77,716
Exposure (Millions of euros)	1,552,573	1,489,094
Leverage ratio	5.02%	5.22%

Foreclosed assets
Disclosure of credit risk exposure [line items]
Schedule of exposure to risk

	06-30-2019
			Of which:
			Impairment
	Gross		losses
	carrying	Valuation	since time of	Carrying
Millions of euros	amount	Adjustments	the foreclosure	amount
Property assets arising from financing provided to construction and property development companies	7,008	3,726	2,519	3,282
Of which:
Completed Buildings	2,286	839	523	1,447
Residential	587	195	90	392
Other	1,699	644	433	1,055
Buildings under construction	353	127	74	226
Residential	341	123	74	218
Other	12	4	-	8
Land	4,369	2,760	1,922	1,609
Developed Land	1,610	980	586	630
Other land	2,759	1,780	1,336	979
Property assets from home purchase mortgage loans to households	935	291	135	644
Other foreclosed property assets	419	161	83	258
Total property assets	8,362	4,178	2,737	4,184

Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Schedule of exposure to risk

	06-30-2019
	Total							Of which: Non performing/Doubtful
	Without collateral		With collateral					Without collateral (a)		With collateral
					Maximum amount of		Accumulated					Maximum amount of		Accumulated
					collateral that can be		Impairment					collateral that can be		Impairment
Amounts in millions of euros,					considered		or losses at					considered		or losses at
except number of transactions	Number of	Gross	Number of	Gross	Mortgage	Other	fair value due	Number of	Gross	Number of	Gross	Mortgage	Other	fair value due
in units	transactions	amount	operations	amount	guarantee	guarantees	to credit risk	transactions	amount	transactions	amount	guarantee	guarantees	to credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	36	34	16	10	8	—	2	11	3	10	4	3	—	1
Other financial institutions and: individual shareholder)	585	58	268	102	15	28	28	290	26	126	18	10	1	20
Non financial institutions and individual shareholder	145,564	5,916	45,194	12,919	8,398	1,272	5,825	89,277	3,927	30,229	7,793	5,143	622	5,408
Of which: Financing for constructions and property development	5,963	252	1,909	1,653	1,363	46	594	4,246	200	1,400	1,146	877	44	576
Other warehouses	1,640,494	3,627	724,916	12,743	7,528	2,382	4,267	922,436	1,792	145,102	4,546	3,310	367	2,835
Total	1,786,679	9,635	770,394	25,774	15,949	3,682	10,122	1,012,014	5,748	175,467	12,361	8,466	990	8,264
Financing classified as non-current assets	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Schedule of changes in loss allowance and gross carrying amount

Millions of euros
Carrying amount	06-30-2019

Beginning balances	30,527
Refinancing and restructuring of the period	2,828
Memorandum items: impact recorded in the income statement for the period	1,177
Debt repayment	(3,880)
Foreclosures	(249)
Derecognised from the consolidated balance sheet	(892)
Other variations	(3,047)
Balances at end of year	25,287

Home purchase loans | SPAIN
Disclosure of credit risk exposure [line items]
Schedule of exposure to risk

	06-30-19
	Millions of euros
	Gross	Of which:
	Amount	Non-performing

Home purchase loans to families
- Without mortgage guarantee	374	26
- With mortgage guarantee	62,728	2,477
	63,102	2,503

Disclosure of concentrations

	06-30-19
	Gross amount in books on the amount of the last appraisal (loan to value)
		More than	More than	More than
		40% or	60% and	80% and
	Less than or	less than	less than	less or	More than
In millions of euros	equal to 40%	60%	80%	equal to 100%	100%	TOTAL
Gross amount	16,299	18,919	18,078	5,558	3,874	62,728
- Of which: watchlist /non performing	220	306	454	433	1,064	2,477

Construction and property development
Disclosure of credit risk exposure [line items]
Schedule of exposure to risk

	06-30-2019
		Excess over
		collateral	Specific
Millions of euros	Gross Amount	value	allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	4,131	656	379
Of which: watchlist/ non-performing	955	288	354
Memorandum items: Written-off assets	2,804	—	—

06-30-2019
Millions of euros	Carrying amount
Memorandum items:
Total loans and advances to customers excluding the public sector (business in Spain) (book value)	224,086
Total consolidated assets (Total business) (book value)	1,512,096
Impairment losses and provision for exposure classified as normal (business in Spain)	1,221

Disclosure of concentrations

Loans: gross amount
Millions of euros	06-30-2019
1. Without mortgage guarantee	288
2. With mortgage guarantee	3,843
2.1 Completed buildings	2,175
2.1.1 Residential	1,073
2.1.2 Other	1,102
2.2 Buildings and other constructions under construction	1,133
2.2.1 Residential	804
2.2.2 Other	329
2.3 Land	535
2.3.1 Developed consolidated land	363
2.3.2 Other land	172
Total	4,131